Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative assets/ Current assets	$ 8	$ 1,098
Derivative assets / Non-current assets	2,669	1,156
Derivative liabilities / Current liabilities	526	0
Derivative liabilities / Non-current liabilities	0	307
Not designated as hedging instrument
Derivative [Line Items]
Total derivative assets	2,677	2,254
Total derivative liabilities	526	307
Not designated as hedging instrument | Bunker Fuel
Derivative [Line Items]
Derivative assets/ Current assets	0	343
Derivative liabilities / Current liabilities	292	0
Not designated as hedging instrument | Forward Freight
Derivative [Line Items]
Derivative assets/ Current assets	8	755
Derivative liabilities / Current liabilities	234	0
Not designated as hedging instrument | Foreign Currency
Derivative [Line Items]
Derivative assets / Non-current assets	2,669	1,156
Derivative liabilities / Non-current liabilities	$ 0	$ 307